Report of the directors financial review risk report (Tables)	6 Months Ended
Jun. 30, 2022
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments
Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector which represent the concentration of exposures on which credit risks are managed.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2022		At 31 Dec 2021
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	96,064	(1,224)	92,331	(1,154)
– personal	25,738	(126)	25,394	(163)
– corporate and commercial	57,678	(1,021)	56,087	(964)
– non-bank financial institutions	12,648	(77)	10,850	(27)
Loans and advances to banks at amortised cost	16,384	(35)	10,789	(5)
Other financial assets measured at amortised cost	253,869	(113)	202,137	(9)
– cash and balances at central banks	126,759	—	108,482	—
– items in the course of collection from other banks	801	—	346	—
– reverse repurchase agreements – non-trading	57,996	—	54,448	—
– financial investments	1,563	—	10	—
– prepayments, accrued income and other assets[2]	66,750	(113)	38,851	(9)
Total gross carrying amount on-balance sheet	366,317	(1,372)	305,257	(1,168)
Loans and other credit related commitments	134,227	(59)	115,695	(55)
– personal	2,432	—	2,269	(1)
– corporate and commercial	65,672	(54)	63,352	(48)
– financial	66,123	(5)	50,074	(6)
Financial guarantees[3]	3,944	(15)	11,054	(17)
– personal	25	—	26	—
– corporate and commercial	2,764	(14)	9,894	(16)
– financial	1,155	(1)	1,134	(1)
Total nominal amount off-balance sheet[4]	138,171	(74)	126,749	(72)
	504,488	(1,446)	432,006	(1,240)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	37,077	(24)	41,188	(19)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 57 includes both financial and non-financial assets.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Disclosure of macroeconomic variables and probabilities
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario (3Q22-2Q27)
	UK %	France %
GDP growth rate
2022: Annual average growth rate	3.7	2.9
2023: Annual average growth rate	1.4	1.8
2024: Annual average growth rate	1.6	1.6
5-year average	1.6	1.5
Unemployment rate
2022: Annual average rate	4.0	7.5
2023: Annual average rate	4.2	7.4
2024: Annual average rate	4.1	7.3
5-year average	4.1	7.3
House price growth
2022: Annual average growth rate	9.2	5.8
2023: Annual average growth rate	2.9	4.5
2024: Annual average growth rate	2.9	4.1
5-year average	3.3	3.9
Inflation rate
2022: Annual average rate	8.3	4.5
2023: Annual average rate	4.7	2.4
2024: Annual average rate	2.1	2.0
5-year average	3.2	2.3
Probability	50	40
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario ‘best outcome’
	UK		France
	%		%
GDP growth rate	4.3	(2Q24)	3.4	(2Q23)
Unemployment rate	3.2	(2Q24)	6.4	(2Q24)
House price growth	9.8	(3Q22)	6.1	(3Q23)
Inflation rate	10.2	(3Q22)	6.7	(4Q22)
Probability	10		10
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario inflation is positively correlated with GDP in the Upside scenario, and the ‘best outcome’ also refers to the cyclical high point.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario ‘worst outcome’
	UK		France
	%		%
GDP growth rate	(0.7)	(2Q23)	0.1	(2Q23)
Unemployment rate	5.5	(2Q23)	8.5	(1Q23)
House price growth	(4.1)	(3Q23)	2.4	(2Q23)
Inflation rate	0.7	(2Q24)	(0.6)	(2Q23)
Probability	0		0
Note: Extreme point in the consensus Downside is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. Inflation is positively correlated with GDP in the Downside scenario and the ‘worst outcome’ refers to the cyclical low point.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 1 scenario.

Downside 1 scenario’ worst outcome’
	UK		France
	%		%
GDP growth rate	(3.7)	(1Q25)	(3.1)	(1Q25)
Unemployment rate	6.6	(1Q24)	9.1	(3Q25)
House price growth	(11.9)	(1Q24)	(2.0)	(4Q24)
Inflation rate	9.5	(3Q22)	5.0	(4Q22)
Probability	30		35
Note: Extreme point in the additional Downside is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest inflation and unemployment rate.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic risk distribution. It incorporates the crystallisation of a number of risks simultaneously, including further escalation of the Russia-Ukraine war, worsening of supply chain disruptions and the emergence of a vaccine-resistant Covid-19 variant that necessitates a stringent public health policy response.
This scenario features an initial supply-side shock that pushes up inflation. This impulse is expected to prove short lived as a large downside demand shock causes commodity prices to correct sharply and global price inflation to slow as a severe and prolonged recession takes hold.
The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario ‘worst outcome’
	UK		France
	%		%
GDP growth rate	(6.3)	(2Q23)	(5.5)	(2Q23)
Unemployment rate	8.5	(3Q23)	10.2	(2Q24)
House price growth	(15.2)	(3Q23)	(4.5)	(2Q24)
Inflation rate	(2.2)	(4Q23)	(2.7)	(4Q23)
Probability	10		15
Note: Extreme point in the Downside 2 is ‘worst outcome’ in the scenario, for example the lowest GDP growth and the highest unemployment rate in the first two years of the scenario. After a temporary increase, inflation remains positively correlated with GDP in the Downside 2 scenario and the ‘worst outcome’ refers to the scenario low point.

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	UK	France
At 30 June 2022	£m	£m
Reported ECL	124	114
Consensus Central scenario ECL	97	98
Consensus Upside scenario ECL	81	87
Consensus Downside scenario ECL	113	117
Downside 1 scenario ECL	175	126
Downside 2 scenario ECL	260	146
Gross carrying amount	132,466	142,094

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	UK	France
At 31 December 2021	£m	£m
Reported ECL	104	98
Consensus Central scenario ECL	90	89
Consensus Upside scenario ECL	71	78
Consensus Downside scenario ECL	109	120
Downside 2 scenario ECL	189	138
Gross carrying amount	142,450	120,955
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
At 30 June 2022	£m	£m
Reported ECL	6	88
Consensus Central scenario ECL	5	87
Consensus Upside scenario ECL	5	87
Consensus Downside scenario ECL	6	88
Downside 1 scenario ECL	7	89
Downside 2 scenario ECL	9	90
Gross carrying amount	2,061	18,759

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
At 31 December 2021	£m	£m
Reported ECL	5	91
Consensus Central scenario ECL	4	91
Consensus Upside scenario ECL	4	91
Consensus Downside scenario ECL	5	92
Downside 2 scenario ECL	10	93
Gross carrying amount	2,007	18,295
1 ECL sensitivities exclude portfolios utilising less complex modelling approaches
Disclosure of financial assets that are either past due or impaired

Management judgemental adjustments to ECL at 30 June 2022[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns and government entities	—	(30)	(30)
Corporate lending adjustments	—	78	78
Inflation-related adjustments	2	—	2
Macroeconomic-related adjustments	12	64	76
Pandemic-related economic recovery adjustments	—	—	—
Other retail lending adjustments	8	—	8
Total	22	112	134

Management judgemental adjustments to ECL at 31 December 2021[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns and government entities	—	(4)	(4)
Corporate lending adjustments	—	31	31
Macroeconomic related adjustments	17	—	17
Pandemic-related economic recovery adjustments	3	—	3
Other retail lending adjustments	—	—	—
Total	20	27	47
1     Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
Transfers of financial instruments:	(8,451)	(12)	8,209	30	242	(18)	—	—	—	—
– transfers from stage 1 to stage 2	(12,948)	8	12,948	(8)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	4,490	(19)	(4,490)	19	—	—	—	—	—	—
– transfers to stage 3	(64)	—	(275)	20	339	(20)	—	—	—	—
– transfers from stage 3	71	(1)	26	(1)	(97)	2	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	11	—	(10)	—	—	—	—	—	1
New financial assets originated or purchased	25,703	(16)	—	—	—	—	1	(1)	25,704	(17)
Asset derecognised (including final repayments)	(11,795)	2	(1,273)	7	(152)	20	—	—	(13,220)	29
Changes to risk parameters – further lending/repayments	(9,703)	22	(2,959)	(23)	(56)	40	(1)	1	(12,719)	40
Changes to risk parameters – credit quality	—	(4)	—	(130)	—	(125)	—	—	—	(259)
Changes to model used for ECL calculation	—	—	—	—	—	—	—	—	—	—
Assets written off	—	—	—	—	(34)	34	—	—	(34)	34
Credit-related modifications that resulted in derecognition	—	—	—	—	(1)	1	—	—	(1)	1
Foreign exchange	2,604	(1)	308	(5)	41	(14)	—	—	2,953	(20)
Others[2,3]	5,820	4	(368)	49	(112)	36	—	—	5,340	89
At 30 Jun 2022	183,790	(112)	21,388	(270)	2,707	(949)	2	(2)	207,887	(1,333)
ECL income statement change for the period		15		(156)		(65)		—		(206)
Add: Recoveries										1
Add: Others										21
Total ECL income statement change for the period										(184)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 30 Jun 2022		Half-year ended 30 Jun 2022
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	207,887	(1,333)	(184)
Other financial assets measured at amortised cost	253,869	(113)	(2)
Non-trading reverse purchase agreement commitments	42,732	—	—
Performance and other guarantee not considered for IFRS 9	—	—	4
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	504,488	(1,446)	(182)
Debt instruments measured at FVOCI	37,077	(24)	(5)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,470)	(187)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. At 30 June 2022, these amounted to £3.4bn and were classified as stage 1 with no ECL. Further, total includes £1.3bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £101m, reflecting business disposals as disclosed in Note 11 ‘Business disposals’ on page 73.
3    Includes £3.2bn of gross carrying amounts of stage 1 loans and advances to banks, representing the balance maintained with the Bank of England to support Bacs along with Faster Payments and the cheque-processing Image Clearing System in the UK. This balance was previously reported under ‘Cash and balances at central banks’. Comparatives have not been represented.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	Non-credit impaired				Credit Impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2021	184,715	(180)	31,726	(378)	3,352	(1,050)	40	(12)	219,833	(1,620)
Transfers of financial instruments:	5,245	(66)	(5,617)	90	372	(24)	—	—	—	—
– transfers from stage 1 to stage 2	(8,431)	14	8,431	(14)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	13,714	(78)	(13,714)	78	—	—	—	—	—	—
– transfers to stage 3	(93)	—	(401)	28	494	(28)	—	—	—	—
– transfers from stage 3	55	(2)	67	(2)	(122)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	43	—	(22)	—	(5)	—	—	—	16
New financial assets originated or purchased	72,348	(55)	—	—	—	—	—	—	72,348	(55)
Asset derecognised (including final repayments)	(57,098)	6	(3,481)	32	(454)	95	(3)	2	(61,036)	135
Changes to risk parameters – further lending/repayments	(16,766)	76	(3,927)	62	(213)	40	(29)	2	(20,935)	180
Changes to risk parameters – credit quality	—	54	—	7	—	(176)	—	—	—	(115)
Changes to model used for ECL calculation	—	2	—	9	—	—	—	—	—	11
Assets written off	—	—	—	—	(152)	152	(5)	5	(157)	157
Credit related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(7,512)	2	(1,060)	10	(126)	46	(1)	1	(8,699)	59
Others[2]	(1,320)	—	(170)	2	—	(1)	—	—	(1,490)	1
At 31 Dec 2021	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
ECL income statement change for the period		126		88		(46)		4		172
Add: Recoveries										3
Less: Others										(23)
Total ECL income statement change for the period										152

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	199,864	(1,231)	152
Other financial assets measured at amortised cost	202,137	(9)	(1)
Non-trading reverse purchase agreement commitments	30,005	—	—
Performance and other guarantees not considered for IFRS 9	—	—	18
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	432,006	(1,240)	169
Debt instruments measured at FVOCI	41,188	(19)	5
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,259)	174
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. At 31 December 2021, these amounted to £(1)bn and were classified as stage 1 with no ECL.

Disclosure of value at risk
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
	Foreign exchange (‘FX’) and commodity	Interest rate (‘IR’)	Equity (‘EQ’)	Credit spread (‘CS’)	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2022	7.5	10.8	10.7	14.1	(19.9)	23.2
Average	9.7	11.3	9.8	14.2	(21.4)	23.6
Maximum	21.5	14.7	13.3	22.9	—	43.6
Minimum	3.3	8.2	6.8	8.8	—	14.2

Half-year to 30 Jun 2021	5.5	12.4	10.9	13.1	(17.7)	24.2
Average	8.3	12.7	9.8	11.7	(19.7)	22.8
Maximum	19.3	26.7	14.9	16.7	—	31.9
Minimum	4.4	9.3	6.3	9.2	—	18.8

Half-year to 31 Dec 2021	4.5	10.0	10.5	14.9	(20.9)	19.0
Average	6.0	12.9	10.6	13.5	(21.1)	21.9
Maximum	9.9	23.1	14.8	15.8	—	27.8
Minimum	3.7	9.4	7.3	10.8	—	17.3
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Half-year to 30 Jun 2022	19.5	5.9	(2.7)	22.7
Average	29.1	6.8	(5.1)	30.8
Maximum	37.6	11.9	—	40.5
Minimum	19.1	4.2	—	22.5

Half-year to 30 Jun 2021	29.6	8.0	(6.6)	31.0
Average	27.6	10.9	(5.7)	32.8
Maximum	34.6	12.7	—	37.8
Minimum	20.6	7.9	—	29.1

Half-year to 31 Dec 2021	28.7	9.0	(8.4)	29.4
Average	25.6	9.0	(5.5)	29.2
Maximum	33.1	10.3	—	37.3
Minimum	18.0	7.2	—	22.5
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect.

Disclosure of amounts arising from insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract
	With DPF	Unit-linked	Other contracts[1]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	17,221	2,764	208	2,408	22,601
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	8,823	2,755	102	1,026	12,706
– derivatives	100	—	—	3	103
– financial investments – at amortised cost	320	1	—	17	338
– financial investments – at fair value through other comprehensive income	6,817	—	102	1,281	8,200
– other financial assets[2]	1,161	8	4	81	1,254
Reinsurance assets	—	54	116	—	170
PVIF[3]	—	—	—	985	985
Other assets and investment properties	749	1	1	58	809
Total assets at 30 Jun 2022	17,970	2,819	325	3,451	24,565
Liabilities under investment contracts designated at fair value	—	943	—	—	943
Liabilities under insurance contracts	17,844	1,957	335	—	20,136
Deferred tax[4]	126	4	—	81	211
Other liabilities	—	—	—	1,641	1,641
Total liabilities at 30 Jun 2022	17,970	2,904	335	1,722	22,931
Total equity at 30 Jun 2022	—	—	—	1,634	1,634
Total liabilities and equity at 30 Jun 2022	17,970	2,904	335	3,356	24,565

Financial assets	19,384	2,924	254	2,704	25,266
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	9,876	2,859	89	1,236	14,060
– derivatives	47	—	—	1	48
– financial investments – at amortised cost	815	—	—	42	857
– financial investments – at fair value through other comprehensive income	7,490	—	104	1,327	8,921
– other financial assets[2]	1,156	65	61	98	1,380
Reinsurance assets	—	53	104	—	157
PVIF[3]	—	—	—	811	811
Other assets and investment properties	748	1	—	59	808
Total assets at 31 Dec 2021	20,132	2,978	358	3,574	27,042
Liabilities under investment contracts designated at fair value	—	1,031	—	—	1,031
Liabilities under insurance contracts	19,998	1,938	328	—	22,264
Deferred tax[4]	133	6	—	46	185
Other liabilities	—	—	—	2,003	2,003
Total liabilities at 31 Dec 2021	20,131	2,975	328	2,049	25,483
Total equity at 31 Dec 2021	—	—	—	1,559	1,559
Total liabilities and equity at 31 Dec 2021	20,131	2,975	328	3,608	27,042
1    ‘Other contracts’ includes term assurance and credit life insurance.
2    Comprise mainly loans and advances to banks, cash and intercompany balances with other non-insurance legal entities.
3    Present value of in-force long-term insurance business.
4    ‘Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.

Disclosure of sensitivity to insurance risk

Sensitivity of the group’s insurance manufacturing subsidiaries to market risk factors
	At 30 June 2022		At 31 December 2021
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	£m	£m	£m	£m
+100 basis point parallel shift in yield curves	64	42	119	96
-100 basis point parallel shift in yield curves	(136)	(111)	(229)	(203)
10% increase in equity prices	52	52	46	46
10% decrease in equity prices	(54)	(54)	(49)	(49)